Contingencies - Additional Information (Detail) € in Millions, $ in Millions, Tsh in Billions, S/ in Billions, R$ in Billions	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 BRL (R$)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 TZS (Tsh)	Jun. 30, 2026 PEN (S/)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 BRL (R$)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 BRL (R$)	Oct. 31, 2025	Jul. 31, 2025 USD ($)	Jul. 31, 2025 BRL (R$)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Nov. 30, 2023	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 6,494	$ 5,406
Tax Assessments Under Appeal				71
Aggregate Exceptional Charge For Tax Audit Claim				86
Tax Litigation Maranhao New Claims										$ 300	R$ 1.4
Tax Litigation Minas Gerais Law Impact													$ 200	R$ 1.0
Tax Penalty Limit Applied Percent													50.00%	50.00%
Exceptional charge for tax audit claim				$ 20
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			4,600		R$ 236.0
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			6,300		328.0
SOUTH KOREAN TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Exceptional charge for tax audit claim			66
AB INBEV'S PERUVIAN TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			600				S/ 21.0
Claim on dividends of shares			900				30.0
Assessment amount of prepaid by subsidiaries			100				S/ 0.5
Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Original assessment from SARS to CCBA (already settled)			300
European commission decision [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded																		$ 80	€ 68
Deposits																		$ 80	€ 68
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200		1.0
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200		0.8
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200		1.1
Ambev [member] | Manaus free trade zone IPI social contributions [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 1,400		75.0
Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Revised penalty payable in percentage												75.00%					100.00%
Penalty payable in percentage																	150.00%
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary			50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 1,400		7.1
Tax assessment amount which were cancelled since Sep 2017															$ 200	R$ 10.0
Tax Contingency Amount Related To Tax Return								$ 40	R$ 0.2
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,500		79.0
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			300		1.6
Tax Assessment in December [Member] | Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100		3.0
Tax Assessment in November 2017 [member] | Ambev [member] | CND Holdings [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200		11.0
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100		6.0
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Original assessment from SARS to CCBA (already settled) | Tsh						Tsh 850
ICMS-PRODEPE [Member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200		9.0
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			2,400		125.0
Amount of reclassification of remote loss	$ 200	R$ 8.0
Percentage of maximum limit for late fines	20.00%	20.00%
ICMS Tax Credits For Rio Grande do Sul and Sao Paulo [Member] | Tax Assessment in 2018 and 2021 [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 200		R$ 10.0